Income Tax Level 3 (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Successor Company		Predecessor Company
Income Tax Expense (Benefit)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Current - U.S. Federal	$(8)	$(15)	$1	$4
Deferred - U.S. Federal	52	74	6	418
Total income tax expense	$44	$59	$7	$422

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2019	2018
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$60	$40
Unearned premium reserve and other underwriting related reserves	4	4
VOBA and reserves	557	538
Net operating loss carryover	166	206
Employee benefits	4	4
Foreign tax credit carryover	13	6
Net unrealized loss on investments	—	48
Deferred reinsurance gain	210	224
Other	15	12
Total deferred tax assets	1,029	1,082
Deferred Tax Liabilities
Investment related items	(150)	(113)
Net unrealized gain on investments	(198)	—
Total deferred tax liabilities	(348)	(113)
Net deferred tax assets	$681	$969

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Tax provision at the U.S. federal statutory rate	$86	$98	$21	$132
Dividends received deduction ("DRD")	(34)	(37)	(12)	(102)
Foreign related investments	(7)	(4)	(3)	(7)
Tax reform	—	—	(2)	396
Other	(1)	2	3	3
Provision for income taxes	$44	$59	$7	$422